Impairment of assets (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about investment property [abstract]
Impairment of assets	$ 60	$ 0	$ 73	$ 34